Summary of significant accounting policies (Effect of change in estimate) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Effect of change in estimate:
Gross profit	$ 615,478,302	$ 459,628,213	$ 357,988,313
Net income	$ 73,034,549	$ 63,627,551	$ 72,977,548
Basic	$ 0.57	$ 0.49	$ 0.55
Diluted	$ 0.57	$ 0.48	$ 0.53
Contracts Accounted for under Percentage of Completion [Member] | Certain Real Estate Development Projects [Member]
Effect of change in estimate:
Gross profit	$ 34,500,000	$ (11,100,000)	$ 61,200,000
Net income	$ 25,900,000	$ (8,300,000)	$ 45,900,000
Basic	$ 0.20	$ (0.06)	$ 0.34
Diluted	$ 0.20	$ (0.06)	$ 0.33